Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 681,931	$ 714,233	$ 798,519
Research and development	171,392	175,557	151,386
General and administrative	25,037	28,503	29,281
Sales and marketing	23,856	25,459	23,080
Total compensation	40	140	38
Income tax expense (benefit)	(5,028)	41,098	110,657
Restricted stock units
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	153	472	676
Research and development	9,353	15,097	17,592
General and administrative	1,108	1,934	2,343
Sales and marketing	1,449	2,497	3,149
Total compensation	12,063	20,000	23,760
Income tax expense (benefit)	$ 2,545	$ 4,201	$ 4,896